Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Opening net book value	$ 196	$ 345
Additions – internal development	12	17
Amortization	(37)	(43)
Impairment		(75)
Change in foreign exchange rates	(2)	3
Sale of steelmaking coal business		(51)
Closing net book value	169	196
Trail CGU
Disclosure of detailed information about intangible assets [line items]
Impairment		(38)
Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book value	577	608
Closing net book value	352	577
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book value	(381)	(263)
Closing net book value	$ (183)	$ (381)